Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash		$ 1,087,184
Prepaid expenses		46,463	6,013
Prepaid insurance		127,500
Total current assets		1,261,147	6,013
Long-term portion of prepaid insurance		79,688
Deferred offering costs			147,971
Cash and investments held in Trust Account		233,097,832
Total Assets		234,438,667	153,984
Current liabilities
Accounts payable and accrued expense		1,530,114
Accrued offering costs		75,000	2,890
Promissory note – related party			172,158
Total Liabilities		1,605,114	175,048
Shareholders’ Deficit
Preference shares value
Additional paid-in capital			24,233
Accumulated deficit		(265,113)	(46,064)
Total Shareholders’ Deficit		(264,279)	(21,064)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit		234,438,667	153,984
Class A Ordinary Shares
Current liabilities
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 23,000,000 and no shares at $10.13 and $0 per-share redemption value as of June 30, 2026 and December 31, 2025, respectively		233,097,832
Shareholders’ Deficit
Ordinary shares, value		67
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value	[1]	$ 767	$ 767

[1]	Includes an aggregate of up to 1,000,000 Class B Ordinary Shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (Note 5). On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per Units, including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option; hence, the 1,000,000 shares of Class B Ordinary Shares were no longer subject to forfeiture.